Statement of Financial Position, Classified - (Un-Audited) (USD $)	Nov. 30, 2012	Aug. 31, 2012
Cash and Cash Equivalents, at Carrying Value	$ 58,791	$ 46,955
Inventory, Net	1,000	1,000
Assets, Current	59,791	47,955
Property, Plant and Equipment, Net	84,242	92,567
IntangibleAssetsNetIncludingGoodwill	1,475,000	1,475,000
Deposits Assets, Noncurrent	14,000	14,000
Assets, Noncurrent	1,573,242	1,581,567
Assets	1,633,033	1,629,522
Accounts Payable, Current	7,487	7,487
Notes Payable, Current	92,000
NotesPayableRelatedPartiesCurrent	10,000	10,000
Liabilities, Current	109,487	17,487
Liabilities, Noncurrent	0	0
Liabilities	109,487	17,487
Common Stock, Value, Issued	8,837	8,722
Additional Paid in Capital, Common Stock	5,126,139	4,956,254
Retained Earnings (Accumulated Deficit)	(3,611,430)	(3,352,941)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,523,546	1,612,035
Liabilities and Equity	$ 1,633,033	$ 1,629,522